Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023 [2]	Dec. 31, 2022 [3]	Dec. 31, 2021 [4]	Dec. 31, 2020 [5]
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As previously discussed in the CD&A above, our Compensation Committee has focused on implementing executive compensation plans with the goal of tying our NEOs’ realized compensation to the achievement of Gulfport’s financial, operational, and strategic objectives, and aligning executive pay with changes in the value of our shareholders’ returns. The following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2024, 2023, 2022, 2021 and 2020.

	Summary Compensation Table Total for PEO1(1)(2) (Cutt) (b)	Summary Compensation Table Total for PEO2(1) (Wood) (b)	Summary Compensation Table Total for PEO3(2) (Reinhart) (b)	Compensation Actually Paid to PEO1 (Cutt) (c)	Compensation Actually Paid to PEO2 (Wood) (c)	Compensation Actually Paid to PEO3 (Reinhart) (c)	Average Summary Compensation Table Total for non-PEO NEOs (d)	Average Compensation Actually Paid to non-PEO NEOs (e)	Value of initial fixed $100 Investment based on:		Net Income ($mm) (h)	Adjusted Free Cash Flow(4) ($mm) (i)
Year (a)									Total Shareholder Return(3) (f)	Peer Total Shareholder Return(3) (g)
2024(5)	n/a	n/a	$8,988,358	n/a	n/a	$16,551,431	$2,847,532	$7,442,197	$271	$155	($ 261)	$257
2023(6)	$ 385,141	n/a	$5,522,209	$9,977,442	n/a	$10,022,502	$2,162,249	$6,573,145	$196	$160	$1,471	$199
2022(7)	$6,447,544	n/a	n/a	$5,787,952	n/a	n/a	$ 974,218	$1,232,477	$108	$159	$ 495	$241
2021(8)	$3,823,399	$8,942,980	n/a	$4,153,397	$8,930,695	n/a	$4,004,438	$4,214,026	$106	$112	($ 113)	$361
2020(9)	n/a	$2,773,653	n/a	n/a	$1,110,896	n/a	$1,092,898	$ 261,907	n/a	n/a	($1,625)	$ 41

(1)   The Company had two CEOs during 2021. Effective May 17th, 2021, Mr. Wood left his position of Chief Executive Officer and President of the Company and Mr. Cutt was appointed as Interim Chief Executive Officer and Board Chair and assumed the role of Chief Executive Officer and Board Chair on September 2, 2021.

(2)   The Company had two CEOs during 2023. On January 24th, 2023, Mr. Reinhart was appointed as President and Chief Executive Officer of the Company. Mr. Cutt continues to serve the Company as Board Chair.

(3)   TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the S&P Oil & Gas Exploration & Production Index.

(4)   Adjusted Free Cash Flow is a non-GAAP measure defined as net cash provided by operating activities from the Company’s Consolidated Statement of Cash Flows less the sum of changes in operating assets and liabilities included in the operating activities section of the Consolidated Statement of Cash Flows less non-recurring general and administrative and other expenses from the Consolidated Statement of Operations less incurred capital expenditures and capitalized expenses. Adjusted Free Cash Flow was calculated assuming realized commodity pricing received throughout the year was consistent with the forward curve pricing used to set the approved Adjusted Free Cash Flow Metric in February of 2024.

(5)   The non-PEO NEOs during 2023 and 2024 were Messrs Hodges, Craine, Rucker, and Sluiter.

(6)   The non-PEO NEOs during 2023 and 2024 were Messrs Hodges, Craine, Rucker, Sluiter, and Buese.

(7)   The non-PEO NEOs during 2022 were Messrs Buese, Craine, and Sluiter.

(8)   The non-PEO NEOs during 2021 were Messrs Buese, Craine, Sluiter, Robert J. Moses, Quentin Hicks and Donnie Moore.

(9)   The non-PEO NEOs during 2020 were Messrs Craine, Sluiter, Hicks and Moore.

Named Executive Officers, Footnote		The Company had two CEOs during 2021. Effective May 17th, 2021, Mr. Wood left his position of Chief Executive Officer and President of the Company and Mr. Cutt was appointed as Interim Chief Executive Officer and Board Chair and assumed the role of Chief Executive Officer and Board Chair on September 2, 2021.The Company had two CEOs during 2023. On January 24th, 2023, Mr. Reinhart was appointed as President and Chief Executive Officer of the Company. Mr. Cutt continues to serve the Company as Board Chair.
Peer Group Issuers, Footnote		TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the S&P Oil & Gas Exploration & Production Index.
Adjustment To PEO Compensation, Footnote

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” (CAP) as reported in the Pay versus Performance Table. The following table details these adjustments:

Year	Executive(s)	Summary compensation table total ($)	Pension Valuation Adjustments			Equity Award Adjustments
			Deduct change in pension value ($)	Pension service cost adjustment ($)	Prior service cost adjustment ($)	Deduct stock awards ($)	Include year-end equity value ($)	Change in value of prior equity awards ($)	Dividends & Interest Accrued ($)
2024	PEO1	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
	PEO2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
	PEO3	8,988,358	N/A	N/A	N/A	(6,464,014)	9,500,170	4,526,916	N/A
	Other NEOs	2,847,532	N/A	N/A	N/A	(1,743,655)	2,562,646	3,775,674	N/A

Non-PEO NEO Average Total Compensation Amount		$ 2,847,532	[1]	$ 2,162,249	$ 974,218	$ 4,004,438	$ 1,092,898
Non-PEO NEO Average Compensation Actually Paid Amount		$ 7,442,197	[1]	6,573,145	1,232,477	4,214,026	261,907
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

The Company believes that the three key financial performance measures most relevant to linking pay and performance over the long term are, in no particular order, Adjusted Free Cash Flow, Net Income and TSR. The following three tables describe the link between those metrics and “compensation actually paid” (CAP) to our CEO and other NEOs in 2024 to Company performance.

Total Shareholder Return Amount	[6]	$ 271	[1]	196	108	106
Peer Group Total Shareholder Return Amount	[6]	155	[1]	160	159	112
Net Income (Loss)		$ (261,000,000)	[1]	1,471,000,000	495,000,000	(113,000,000)	(1,625,000,000)
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted Free Cash Flow
Measure:: 2
Pay vs Performance Disclosure
Name		Net Income
Measure:: 3
Pay vs Performance Disclosure
Name		TSR
Summary Compensation Table Total for PEO1 (Cutt) [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[7],[8]		[1]	385,141	6,447,544	3,823,399
Summary Compensation Table Total for PEO2 (Wood) [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[7]		[1]			8,942,980	2,773,653
Summary Compensation Table Total for PEO3 (Reinhart) [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[8]	8,988,358	[1]	5,522,209
Compensation Actually Paid to PEO1 (Cutt) [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount			[1]	9,977,442	5,787,952	4,153,397
Compensation Actually Paid to PEO2 (Wood) [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount			[1]			8,930,695	1,110,896
Compensation Actually Paid to PEO3 (Reinhart) [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount		$ 16,551,431	[1]	$ 10,022,502
Adjusted Free Cash Flow [Member]
Pay vs Performance Disclosure
Company Selected Measure Amount	[9]	257,000,000	[1]	199,000,000	241,000,000	361,000,000	41,000,000
PEO1 [Member] | Summary compensation table total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO1 [Member] | Deduct change in pension value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO1 [Member] | Pension service cost adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO1 [Member] | Prior service cost adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO1 [Member] | Deduct stock awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO1 [Member] | Include year-end equity value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO1 [Member] | Change in value of prior equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO1 [Member] | Dividends & Interest Accrued [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO2 [Member] | Summary compensation table total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO2 [Member] | Deduct change in pension value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO2 [Member] | Pension service cost adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO2 [Member] | Prior service cost adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO2 [Member] | Deduct stock awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO2 [Member] | Include year-end equity value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO2 [Member] | Change in value of prior equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO2 [Member] | Dividends & Interest Accrued [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO3 [Member] | Summary compensation table total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,988,358
PEO3 [Member] | Deduct change in pension value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO3 [Member] | Pension service cost adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO3 [Member] | Prior service cost adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO3 [Member] | Deduct stock awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,464,014)
PEO3 [Member] | Include year-end equity value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,500,170
PEO3 [Member] | Change in value of prior equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,526,916
PEO3 [Member] | Dividends & Interest Accrued [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Other NEOs [Member] | Summary compensation table total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,847,532
Other NEOs [Member] | Deduct change in pension value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Other NEOs [Member] | Pension service cost adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Other NEOs [Member] | Prior service cost adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Other NEOs [Member] | Deduct stock awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,743,655)
Other NEOs [Member] | Include year-end equity value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,562,646
Other NEOs [Member] | Change in value of prior equity awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,775,674
Other NEOs [Member] | Dividends & Interest Accrued [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	The non-PEO NEOs during 2023 and 2024 were Messrs Hodges, Craine, Rucker, and Sluiter.
[2]	The non-PEO NEOs during 2023 and 2024 were Messrs Hodges, Craine, Rucker, Sluiter, and Buese.
[3]	The non-PEO NEOs during 2022 were Messrs Buese, Craine, and Sluiter.
[4]	The non-PEO NEOs during 2021 were Messrs Buese, Craine, Sluiter, Robert J. Moses, Quentin Hicks and Donnie Moore.
[5]	The non-PEO NEOs during 2020 were Messrs Craine, Sluiter, Hicks and Moore.
[6]	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the S&P Oil & Gas Exploration & Production Index.
[7]	The Company had two CEOs during 2021. Effective May 17th, 2021, Mr. Wood left his position of Chief Executive Officer and President of the Company and Mr. Cutt was appointed as Interim Chief Executive Officer and Board Chair and assumed the role of Chief Executive Officer and Board Chair on September 2, 2021.
[8]	The Company had two CEOs during 2023. On January 24th, 2023, Mr. Reinhart was appointed as President and Chief Executive Officer of the Company. Mr. Cutt continues to serve the Company as Board Chair.
[9]	Adjusted Free Cash Flow is a non-GAAP measure defined as net cash provided by operating activities from the Company’s Consolidated Statement of Cash Flows less the sum of changes in operating assets and liabilities included in the operating activities section of the Consolidated Statement of Cash Flows less non-recurring general and administrative and other expenses from the Consolidated Statement of Operations less incurred capital expenditures and capitalized expenses. Adjusted Free Cash Flow was calculated assuming realized commodity pricing received throughout the year was consistent with the forward curve pricing used to set the approved Adjusted Free Cash Flow Metric in February of 2024.